UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]:     Amendment Number: _
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Invesco Private Capital, Inc.
Address:          1555 Peachtree Street, N.E.
                  Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Trapani
Title:     Chief Compliance Officer
Phone:     404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani     Atlanta, GA              08/14/2012
[Signature]             [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name
028-12271                    Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     1,076,454 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name
A     028-12271                Invesco Private Capital, Inc.
1     028-13083                WL Ross & Co. LLC


SECURITY                 TITILE          CUSIP    MARKET    PAR    SH/ PUT/ INVEST-    OTHER     VOTING   VOTING  VOTING
DESCRIPTION              OF                       VALUE     VALUE  PRN CALL MENT       MNGRS     SOLE     SHARED  NONE
                         CLASS                    THOUSANDS                 DISCRETION
Air Lease Corporation    Common         00912X302    82408  4250000          DEFINED    1         4250000      0    0
Assured Guaranty Ltd.    Common         G0585R106   279679 19835370          DEFINED    1        19835370      0    0
Bankunited Inc.          Common         06652K103   323544 13721131          DEFINED    1        13721131      0    0
Bioscrip Inc.            Common         09069N108     2245   302156          DEFINED    1          302156      0    0
Cascade Bancorp          Common         147154207    68010 11468750          DEFINED    1        11468750      0    0
Delta Air Lines          Common         247361702     1653   151000          DEFINED    1          151000      0    0
Exco Resources Inc.      Common         269279402   239116 31504077          DEFINED    1        31504077      0    0
Key Energy Svcs Inc.     Common         492914106     2605   342700          DEFINED    1          342700      0    0
Sun Bancorp Inc.         Common         86663B102    57028 21279241          DEFINED    1        21279241      0    0
United Continental       Common         910047109     3413   140300          DEFINED    1          140300      0    0
Callidus Software, Inc.  Common         13123E500     7328  1471406          DEFINED              1471406      0    0
Cyclacel Pharmaceuticals Common         23254L108      375   814213          DEFINED               814213      0    0
Harmonic, Inc.           Common         413160102     2636   618846          DEFINED               618846      0    0
Zynga Inc.               Common         98986T108     4593   844326          DEFINED               844326      0    0
ZipRealty                Common         98974V107       32    22282          DEFINED                22282      0    0
MaxLinear, Inc.          Common         57776J100       55    11064          DEFINED                11064      0    0
Infinera, Inc.           Common         45667G103      317    46275          DEFINED                46275      0    0
MetroPCS                 Common         591708102      605   100000          DEFINED               100000      0    0
Tangoe, Inc.             Common         87582Y108      153     7178          DEFINED                 7178      0    0
Groupon, Inc.            Common         399473107      554    52099          DEFINED                52099      0    0
Ubiquiti Networks, Inc.  Common         90347A100      106     7413          DEFINED                 7413      0    0


Grand Total (in Thousands)                         1076454
Total Count                                             21